SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
        MJN operates in four geographic operating segments: Asia, Europe, Latin America and North America. In the fourth quarter of 2013, the Company revised its reportable segments. Previously the Company presented two reportable segments: Asia/Latin America and North America/Europe. In the fourth quarter of 2013, the Company expanded the number of reportable segments to three as it separated the Asia/Latin America segment into two reportable segments: Asia and Latin America. The North America/Europe reportable segment remains unchanged. This change in segment reporting presentation does not change any consolidated totals. The Company made this segment reporting change because it believes that the new presentation will provide investors with greater insight into the Company's consolidated results and operating performance. Prior year comparative information has been revised to conform to the current reportable segment presentation.
        Corporate and Other consists of net actuarial gains and losses related to defined benefit pension and other post-employment benefit plans; unallocated general and administrative expenses; global business support activities, including research and development, marketing, and supply chain costs; and income or expenses incurred within the operating segments that are not reflective of ongoing operations and affect the comparability of the operating segments’ results. The Company’s products are sold principally to wholesalers, retailers and distributors. One customer in the North America/Europe and Latin America segments accounted for 10%, 11% and 12% of the Company’s gross sales for each year ended December 31, 2013, 2012, and 2011; a second customer in the Asia segment accounted for 16%, 15%, and 14% of the Company’s gross sales for the years ended December 31, 2013, 2012, and 2011, respectively.

        The Company's segment, product and geographic results consisted of:

(In millions)	Net Sales	Earnings Before Interest and Income Taxes	Year-End Assets	Payments for Capital Expenditures	Depreciation and Amortization
Year ended December 31, 2013
Asia	$2,179.3	$796.2	$1,390.7	$168.1	$19.4
Latin America	861.4	207.2	716.9	33.3	10.5
North America/Europe	1,160.0	255.0	798.5	31.6	29.1
Total operating segments	4,200.7	1,258.4	2,906.1	233.0	59.0
Corporate and Other	—	(283.5)	568.0	7.4	24.1
Total	$4,200.7	$974.9	$3,474.1	$240.4	$83.1

Year ended December 31, 2012
Asia	$1,967.0	$725.4	$1,097.3	$87.4	$16.9
Latin America	752.5	177.2	712.8	10.7	8.9
North America/Europe	1,181.8	251.9	740.5	22.3	27.4
Total operating segments	3,901.3	1,154.5	2,550.6	120.4	53.2
Corporate and Other	—	(319.2)	707.6	4.0	23.7
Total	$3,901.3	$835.3	$3,258.2	$124.4	$76.9

Year ended December 31, 2011
Asia	$1,827.8	$672.5	$1,008.6	$34.0	$17.2
Latin America	619.4	139.2	467.4	12.0	7.6
North America/Europe	1,229.8	312.7	764.0	33.4	30.7
Total operating segments	3,677.0	1,124.4	2,240.0	79.4	55.5
Corporate and Other	—	(426.2)	526.8	30.1	19.8
Total	$3,677.0	$698.2	$2,766.8	$109.5	$75.3

Net Sales (in millions)	Infant Formula	Children’s Nutrition	Other	Total
Year ended December 31, 2013	$2,459.7	$1,653.3	$87.7	$4,200.7
Year ended December 31, 2012	$2,295.5	$1,487.0	$118.8	$3,901.3
Year ended December 31, 2011	$2,188.7	$1,394.4	$93.9	$3,677.0

Geographic (in millions)	United States	China/ Hong Kong	Mexico	Singapore	Other	Total
Year ended December 31, 2013
Net Sales	$948.2	$1,315.8	$328.2	28.0	$1,580.5	$4,200.7
Long-Lived Assets	446.6	64.7	134.8	245.9	427.0	1,319.0
Year ended December 31, 2012
Net Sales	$990.1	$1,160.1	$317.2	22.5	$1,411.4	$3,901.3
Long-Lived Assets	456.0	65.1	180.1	104.9	437.1	1,243.2
Year ended December 31, 2011
Net Sales	$1,019.7	$1,083.5	$321.0	20.8	$1,232.0	$3,677.0
Long-Lived Assets	457.3	60.7	171.6	1.3	169.7	860.6